CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail 1) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ 242,084	$ 35,210	¥ 339,690	¥ 148,093
Operating loss	207,612	30,196	(628)	70,846
Interest income	26,376	3,836	19,559	16,622
Others, net	15,397	2,239	6,594	4,391
Income/(loss) before income tax expense	214,199	31,154	(676)	83,045
Income tax expense	71,763	10,438	52,924	32,202
Net income/(loss)	142,958	20,792	(47,974)	53,923
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	2,419	352	(10,424)	22,275
Comprehensive income/(loss)	145,377	21,144	(58,398)	76,198
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(8,400)	(1,222)
Operating loss	(8,400)	(1,222)
Equity in profit/(loss) of subsidiaries and the VIEs	138,698	20,173	(54,676)	35,409
Interest income	22	3	6,702	18,514
Others, net	12,638	1,838
Income/(loss) before income tax expense	142,958	20,792	(47,974)	53,923
Income tax expense	0	0	0	0
Net income/(loss)	142,958	20,792	(47,974)	53,923
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	2,419	352	(10,424)	22,275
Other comprehensive income/(loss)	2,419	352	(10,424)	22,275
Comprehensive income/(loss)	¥ 145,377	$ 21,144	¥ (58,398)	¥ 76,198